Investment Strategy	Aug. 31, 2025
Investor Prospectus [Member] | Vanguard Explorer Value Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund employs an active management approach, investing mainly in the stocks of small and mid-size U.S. companies considered by an advisor to be undervalued. Undervalued stocks are generally those that are out of favor with investors and are trading at prices that an advisor feels are below average in relation to measures such as cash flow and book value. These stocks may have above-average dividend yields. The Fund has multiple advisors, each of which independently selects and maintains a portfolio of common stocks for the Fund.
Admiral Prospectus [Member] | Vanguard Short-Term Treasury Index Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund employs an indexing investment approach designed to track the performance of the Bloomberg U.S. Treasury 1-3 Year Index (the “Target Index”), which includes bonds issued by the U.S. Treasury (not including inflation-protected securities, floating rate securities, and certain other security types), all with maturities between 1 and 3 years. Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in the bonds that make up the Target Index.The Fund invests by sampling the Target Index, meaning that it holds a range of securities that, in the aggregate, approximates the full Target Index in terms of key risk factors and other characteristics. The Fund maintains a dollar-weighted average maturity consistent with that of the Target Index. As of August 31, 2025, the dollar-weighted average maturity of the Target Index was 2 years.
Admiral Prospectus [Member] | Vanguard Intermediate-Term Treasury Index Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund employs an indexing investment approach designed to track the performance of the Bloomberg U.S. Treasury 3-10 Year Index (the “Target Index”), which includes bonds issued by the U.S. Treasury (not including inflation-protected securities, floating rate securities, and certain other security types), all with maturities between 3 and 10 years. Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in the bonds that make up the Target Index.The Fund invests by sampling the Target Index, meaning that it holds a range of securities that, in the aggregate, approximates the full Target Index in terms of key risk factors and other characteristics. The Fund maintains a dollar-weighted average maturity consistent with that of the Target Index. As of August 31, 2025, the dollar-weighted average maturity of the Target Index was 5.6 years.
Admiral Prospectus [Member] | Vanguard Long-Term Treasury Index Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund employs an indexing investment approach designed to track the performance of the Bloomberg U.S. Long Treasury Index (the “Target Index”), which includes bonds issued by the U.S. Treasury (not including inflation-protected securities, floating rate securities, and certain other security types), all with maturities greater than 10 years. Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in the bonds that make up the Target Index.The Fund invests by sampling the Target Index, meaning that it holds a range of securities that, in the aggregate, approximates the full Target Index in terms of key risk factors and other characteristics. The Fund maintains a dollar-weighted average maturity consistent with that of the Target Index. As of August 31, 2025, the dollar-weighted average maturity of the Target Index was 22 years.
Admiral Prospectus [Member] | Vanguard Short-Term Corporate Bond Index Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund employs an indexing investment approach designed to track the performance of the Bloomberg U.S. 1-5 Year Corporate Bond Index (the “Target Index”), which includes U.S. dollar-denominated, investment-grade, fixed-rate, taxable debt securities issued by U.S. and non-U.S. industrial, utility, and financial companies, all with maturities between 1 and 5 years. Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in the bonds that make up the Target Index.The Fund invests by sampling the Target Index, meaning that it holds a range of securities that, in the aggregate, approximates the full Target Index in terms of key risk factors and other characteristics. The Fund maintains a dollar-weighted average maturity consistent with that of the Target Index. As of August 31, 2025, the dollar-weighted average maturity of the Target Index was 2.9 years.
Admiral Prospectus [Member] | Vanguard Intermediate-Term Corporate Bond Index Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund employs an indexing investment approach designed to track the performance of the Bloomberg U.S. 5-10 Year Corporate Bond Index (the “Target Index”), which includes U.S. dollar-denominated, investment-grade, fixed-rate, taxable debt securities issued by U.S. and non-U.S. industrial, utility, and financial companies, all with maturities between 5 and 10 years. Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in the bonds that make up the Target Index.The Fund invests by sampling the Target Index, meaning that it holds a range of securities that, in the aggregate, approximates the full Target Index in terms of key risk factors and other characteristics. The Fund maintains a dollar-weighted average maturity consistent with that of the Target Index. As of August 31, 2025, the dollar-weighted average maturity of the Target Index was 7.4 years.
Admiral Prospectus [Member] | Vanguard Long-Term Corporate Bond Index Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund employs an indexing investment approach designed to track the performance of the Bloomberg U.S. 10+ Year Corporate Bond Index (the “Target Index”), which includes U.S. dollar-denominated, investment-grade, fixed-rate, taxable debt securities issued by U.S. and non-U.S. industrial, utility, and financial companies, all with maturities greater than 10 years. Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in the bonds that make up the Target Index.The Fund invests by sampling the Target Index, meaning that it holds a range of securities that, in the aggregate, approximates the full Target Index in terms of key risk factors and other characteristics. The Fund maintains a dollar-weighted average maturity consistent with that of the Target Index. As of August 31, 2025, the dollar-weighted average maturity of the Target Index was 22.1 years.
Admiral Prospectus [Member] | Vanguard Mortgage-Backed Securities Index Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund employs an indexing investment approach designed to track the performance of the Bloomberg U.S. MBS Float Adjusted Index (the “Target Index”), which includes fixed-rate U.S. agency mortgage-backed pass-through securities issued by the Government National Mortgage Association (“Ginnie Mae” or “GNMA”), the Federal National Mortgage Association (“Fannie Mae” or “FNMA”), and the Federal Home Loan Mortgage Corporation (“Freddie Mac” or “FHLMC”). A mortgage-backed pass-through security is a fixed income structure that pools mortgage loans with similar characteristics into a mortgage-backed security. For purposes of constructing the Target Index, the index provider groups these pools into “pool aggregates” based on a variety of factors. To be included in the Target Index, pool aggregates must have at least $1 billion currently outstanding and a weighted average maturity of at least 1 year. Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in the bonds that make up the Target Index.The Fund invests by sampling the Target Index, meaning that it holds a range of securities that, in the aggregate, approximates the full Target Index in terms of key risk factors and other characteristics. The Fund maintains a dollar-weighted average maturity consistent with that of the Target Index. As of August 31, 2025, the dollar-weighted average maturity of the Target Index was 7.4 years.
Institutional Prospectus [Member] | Vanguard Short-Term Treasury Index Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund employs an indexing investment approach designed to track the performance of the Bloomberg U.S. Treasury 1-3 Year Index (the “Target Index”), which includes bonds issued by the U.S. Treasury (not including inflation-protected securities, floating rate securities, and certain other security types), all with maturities between 1 and 3 years. Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in the bonds that make up the Target Index.The Fund invests by sampling the Target Index, meaning that it holds a range of securities that, in the aggregate, approximates the full Target Index in terms of key risk factors and other characteristics. The Fund maintains a dollar-weighted average maturity consistent with that of the Target Index. As of August 31, 2025, the dollar-weighted average maturity of the Target Index was 2 years.
Institutional Prospectus [Member] | Vanguard Intermediate-Term Treasury Index Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund employs an indexing investment approach designed to track the performance of the Bloomberg U.S. Treasury 3-10 Year Index (the “Target Index”), which includes bonds issued by the U.S. Treasury (not including inflation-protected securities, floating rate securities, and certain other security types), all with maturities between 3 and 10 years. Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in the bonds that make up the Target Index.The Fund invests by sampling the Target Index, meaning that it holds a range of securities that, in the aggregate, approximates the full Target Index in terms of key risk factors and other characteristics. The Fund maintains a dollar-weighted average maturity consistent with that of the Target Index. As of August 31, 2025, the dollar-weighted average maturity of the Target Index was 5.6 years.
Institutional Prospectus [Member] | Vanguard Long-Term Treasury Index Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund employs an indexing investment approach designed to track the performance of the Bloomberg U.S. Long Treasury Index (the “Target Index”), which includes bonds issued by the U.S. Treasury (not including inflation-protected securities, floating rate securities, and certain other security types), all with maturities greater than 10 years. Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in the bonds that make up the Target Index.The Fund invests by sampling the Target Index, meaning that it holds a range of securities that, in the aggregate, approximates the full Target Index in terms of key risk factors and other characteristics. The Fund maintains a dollar-weighted average maturity consistent with that of the Target Index. As of August 31, 2025, the dollar-weighted average maturity of the Target Index was 22 years.
Institutional Prospectus [Member] | Vanguard Short-Term Corporate Bond Index Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund employs an indexing investment approach designed to track the performance of the Bloomberg U.S. 1-5 Year Corporate Bond Index (the “Target Index”), which includes U.S. dollar-denominated, investment-grade, fixed-rate, taxable debt securities issued by U.S. and non-U.S. industrial, utility, and financial companies, all with maturities between 1 and 5 years. Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in the bonds that make up the Target Index.The Fund invests by sampling the Target Index, meaning that it holds a range of securities that, in the aggregate, approximates the full Target Index in terms of key risk factors and other characteristics. The Fund maintains a dollar-weighted average maturity consistent with that of the Target Index. As of August 31, 2025, the dollar-weighted average maturity of the Target Index was 2.9 years.
Institutional Prospectus [Member] | Vanguard Intermediate-Term Corporate Bond Index Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund employs an indexing investment approach designed to track the performance of the Bloomberg U.S. 5-10 Year Corporate Bond Index (the “Target Index”), which includes U.S. dollar-denominated, investment-grade, fixed-rate, taxable debt securities issued by U.S. and non-U.S. industrial, utility, and financial companies, all with maturities between 5 and 10 years. Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in the bonds that make up the Target Index.The Fund invests by sampling the Target Index, meaning that it holds a range of securities that, in the aggregate, approximates the full Target Index in terms of key risk factors and other characteristics. The Fund maintains a dollar-weighted average maturity consistent with that of the Target Index. As of August 31, 2025, the dollar-weighted average maturity of the Target Index was 7.4 years.
Institutional Prospectus [Member] | Vanguard Long-Term Corporate Bond Index Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund employs an indexing investment approach designed to track the performance of the Bloomberg U.S. 10+ Year Corporate Bond Index (the “Target Index”), which includes U.S. dollar-denominated, investment-grade, fixed-rate, taxable debt securities issued by U.S. and non-U.S. industrial, utility, and financial companies, all with maturities greater than 10 years. Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in the bonds that make up the Target Index.The Fund invests by sampling the Target Index, meaning that it holds a range of securities that, in the aggregate, approximates the full Target Index in terms of key risk factors and other characteristics. The Fund maintains a dollar-weighted average maturity consistent with that of the Target Index. As of August 31, 2025, the dollar-weighted average maturity of the Target Index was 22.1 years.
Institutional Prospectus [Member] | Vanguard Mortgage-Backed Securities Index Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund employs an indexing investment approach designed to track the performance of the Bloomberg U.S. MBS Float Adjusted Index (the “Target Index”), which includes fixed-rate U.S. agency mortgage-backed pass-through securities issued by the Government National Mortgage Association (“Ginnie Mae” or “GNMA”), the Federal National Mortgage Association (“Fannie Mae” or “FNMA”), and the Federal Home Loan Mortgage Corporation (“Freddie Mac” or “FHLMC”). A mortgage-backed pass-through security is a fixed income structure that pools mortgage loans with similar characteristics into a mortgage-backed security. For purposes of constructing the Target Index, the index provider groups these pools into “pool aggregates” based on a variety of factors. To be included in the Target Index, pool aggregates must have at least $1 billion currently outstanding and a weighted average maturity of at least 1 year. Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in the bonds that make up the Target Index.The Fund invests by sampling the Target Index, meaning that it holds a range of securities that, in the aggregate, approximates the full Target Index in terms of key risk factors and other characteristics. The Fund maintains a dollar-weighted average maturity consistent with that of the Target Index. As of August 31, 2025, the dollar-weighted average maturity of the Target Index was 7.4 years.
Institutional Prospectus [Member] | Vanguard Russell 1000 Index Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund employs an indexing investment approach designed to track the performance of the Russell 1000® Index (the “Target Index”). The Target Index is designed to measure the performance of large-capitalization stocks in the United States. Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in the stocks that make up the Target Index. The Fund attempts to replicate the Target Index by investing all, or substantially all, of its assets in the stocks that make up the Target Index, holding each stock in approximately the same proportion as its weighting in the Target Index.The Fund may become nondiversified, as defined under the Investment Company Act of 1940, solely as a result of tracking an index. This could occur due to events such as an index rebalance or market movement. A nondiversified fund may invest a greater percentage of its assets in the securities of particular issuers as compared with diversified funds. In addition, the Fund could become concentrated in an industry or group of industries if the Target Index becomes concentrated due to market conditions or the performance of a single or related group of issuers.
Institutional Prospectus [Member] | Vanguard Russell 1000 Value Index Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund employs an indexing investment approach designed to track the performance of the Russell 1000® Value Index (the “Target Index”). The Target Index is designed to measure the performance of large-capitalization value stocks in the United States. Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in the stocks that make up the Target Index. The Fund attempts to replicate the Target Index by investing all, or substantially all, of its assets in the stocks that make up the Target Index, holding each stock in approximately the same proportion as its weighting in the Target Index.
Institutional Prospectus [Member] | Vanguard Russell 1000 Growth Index Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund employs an indexing investment approach designed to track the performance of the Russell 1000® Growth Index (the “Target Index”). The Target Index is designed to measure the performance of large-capitalization growth stocks in the United States. Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in the stocks that make up the Target Index. The Fund attempts to replicate the Target Index by investing all, or substantially all, of its assets in the stocks that make up the Target Index, holding each stock in approximately the same proportion as its weighting in the Target Index. The Fund may become nondiversified, as defined under the Investment Company Act of 1940, solely as a result of tracking an index. This could occur due to events such as an index rebalance or market movement. A nondiversified fund may invest a greater percentage of its assets in the securities of particular issuers as compared with diversified funds. In addition, the Fund could become concentrated in an industry or group of industries if the Target Index becomes concentrated due to market conditions or the performance of a single or related group of issuers.
Institutional Prospectus [Member] | Vanguard Russell 2000 Index Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund employs an indexing investment approach designed to track the performance of the Russell 2000® Index (the “Target Index”). The Target Index is designed to measure the performance of small-capitalization stocks in the United States. Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in the stocks that make up the Target Index. The Fund attempts to replicate the Target Index by investing all, or substantially all, of its assets in the stocks that make up the Target Index, holding each stock in approximately the same proportion as its weighting in the Target Index.
Institutional Prospectus [Member] | Vanguard Russell 2000 Value Index Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund employs an indexing investment approach designed to track the performance of the Russell 2000® Value Index (the “Target Index”). The Target Index is designed to measure the performance of small-capitalization value stocks in the United States. Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in the stocks that make up the Target Index. The Fund attempts to replicate the Target Index by investing all, or substantially all, of its assets in the stocks that make up the Target Index, holding each stock in approximately the same proportion as its weighting in the Target Index.
Institutional Prospectus [Member] | Vanguard Russell 2000 Growth Index Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund employs an indexing investment approach designed to track the performance of the Russell 2000® Growth Index (the “Target Index”). The Target Index is designed to measure the performance of small-capitalization growth stocks in the United States. Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in the stocks that make up the Target Index. The Fund attempts to replicate the Target Index by investing all, or substantially all, of its assets in the stocks that make up the Target Index, holding each stock in approximately the same proportion as its weighting in the Target Index.
Institutional Prospectus [Member] | Vanguard Russell 3000 Index Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund employs an indexing investment approach designed to track the performance of the Russell 3000® Index (the “Target Index”). The Target Index represents approximately 98% of the U.S. equity market and comprises the 3,000 largest companies in the United States. Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in the stocks that make up the Target Index. The Fund attempts to replicate the Target Index by investing all, or substantially all, of its assets in the stocks that make up the Target Index, holding each stock in approximately the same proportion as its weighting in the Target Index.The Fund may become nondiversified, as defined under the Investment Company Act of 1940, solely as a result of tracking an index. This could occur due to events such as an index rebalance or market movement. A nondiversified fund may invest a greater percentage of its assets in the securities of particular issuers as compared with diversified funds. In addition, the Fund could become concentrated in an industry or group industries if the Target Index becomes concentrated due to market conditions or the performance of a single or related group of issuers.
ETF Prospectus [Member] | Vanguard Short-Term Treasury Index Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund employs an indexing investment approach designed to track the performance of the Bloomberg U.S. Treasury 1-3 Year Index (the “Target Index”), which includes bonds issued by the U.S. Treasury (not including inflation-protected securities, floating rate securities, and certain other security types), all with maturities between 1 and 3 years. Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in the bonds that make up the Target Index.The Fund invests by sampling the Target Index, meaning that it holds a range of securities that, in the aggregate, approximates the full Target Index in terms of key risk factors and other characteristics. The Fund maintains a dollar-weighted average maturity consistent with that of the Target Index. As of August 31, 2025, the dollar-weighted average maturity of the Target Index was 2 years.
ETF Prospectus [Member] | Vanguard Intermediate-Term Treasury Index Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund employs an indexing investment approach designed to track the performance of the Bloomberg U.S. Treasury 3-10 Year Index (the “Target Index”), which includes bonds issued by the U.S. Treasury (not including inflation-protected securities, floating rate securities, and certain other security types), all with maturities between 3 and 10 years. Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in the bonds that make up the Target Index.The Fund invests by sampling the Target Index, meaning that it holds a range of securities that, in the aggregate, approximates the full Target Index in terms of key risk factors and other characteristics. The Fund maintains a dollar-weighted average maturity consistent with that of the Target Index. As of August 31, 2025, the dollar-weighted average maturity of the Target Index was 5.6 years.
ETF Prospectus [Member] | Vanguard Long-Term Treasury Index Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund employs an indexing investment approach designed to track the performance of the Bloomberg U.S. Long Treasury Index (the “Target Index”), which includes bonds issued by the U.S. Treasury (not including inflation-protected securities, floating rate securities, and certain other security types), all with maturities greater than 10 years. Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in the bonds that make up the Target Index.The Fund invests by sampling the Target Index, meaning that it holds a range of securities that, in the aggregate, approximates the full Target Index in terms of key risk factors and other characteristics. The Fund maintains a dollar-weighted average maturity consistent with that of the Target Index. As of August 31, 2025, the dollar-weighted average maturity of the Target Index was 22 years.
ETF Prospectus [Member] | Vanguard Short-Term Corporate Bond Index Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund employs an indexing investment approach designed to track the performance of the Bloomberg U.S. 1-5 Year Corporate Bond Index (the “Target Index”), which includes U.S. dollar-denominated, investment-grade, fixed-rate, taxable debt securities issued by U.S. and non-U.S. industrial, utility, and financial companies, all with maturities between 1 and 5 years. Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in the bonds that make up the Target Index.The Fund invests by sampling the Target Index, meaning that it holds a range of securities that, in the aggregate, approximates the full Target Index in terms of key risk factors and other characteristics. The Fund maintains a dollar-weighted average maturity consistent with that of the Target Index. As of August 31, 2025, the dollar-weighted average maturity of the Target Index was 2.9 years.
ETF Prospectus [Member] | Vanguard Intermediate-Term Corporate Bond Index Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund employs an indexing investment approach designed to track the performance of the Bloomberg U.S. 5-10 Year Corporate Bond Index (the “Target Index”), which includes U.S. dollar-denominated, investment-grade, fixed-rate, taxable debt securities issued by U.S. and non-U.S. industrial, utility, and financial companies, all with maturities between 5 and 10 years. Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in the bonds that make up the Target Index.The Fund invests by sampling the Target Index, meaning that it holds a range of securities that, in the aggregate, approximates the full Target Index in terms of key risk factors and other characteristics. The Fund maintains a dollar-weighted average maturity consistent with that of the Target Index. As of August 31, 2025, the dollar-weighted average maturity of the Target Index was 7.4 years.
ETF Prospectus [Member] | Vanguard Long-Term Corporate Bond Index Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund employs an indexing investment approach designed to track the performance of the Bloomberg U.S. 10+ Year Corporate Bond Index (the “Target Index”), which includes U.S. dollar-denominated, investment-grade, fixed-rate, taxable debt securities issued by U.S. and non-U.S. industrial, utility, and financial companies, all with maturities greater than 10 years. Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in the bonds that make up the Target Index.The Fund invests by sampling the Target Index, meaning that it holds a range of securities that, in the aggregate, approximates the full Target Index in terms of key risk factors and other characteristics. The Fund maintains a dollar-weighted average maturity consistent with that of the Target Index. As of August 31, 2025, the dollar-weighted average maturity of the Target Index was 22.1 years.
ETF Prospectus [Member] | Vanguard Mortgage-Backed Securities Index Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund employs an indexing investment approach designed to track the performance of the Bloomberg U.S. MBS Float Adjusted Index (the “Target Index”), which includes fixed-rate U.S. agency mortgage-backed pass-through securities issued by the Government National Mortgage Association (“Ginnie Mae” or “GNMA”), the Federal National Mortgage Association (“Fannie Mae” or “FNMA”), and the Federal Home Loan Mortgage Corporation (“Freddie Mac” or “FHLMC”). A mortgage-backed pass-through security is a fixed income structure that pools mortgage loans with similar characteristics into a mortgage-backed security. For purposes of constructing the Target Index, the index provider groups these pools into “pool aggregates” based on a variety of factors. To be included in the Target Index, pool aggregates must have at least $1 billion currently outstanding and a weighted average maturity of at least 1 year. Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in the bonds that make up the Target Index.The Fund invests by sampling the Target Index, meaning that it holds a range of securities that, in the aggregate, approximates the full Target Index in terms of key risk factors and other characteristics. The Fund maintains a dollar-weighted average maturity consistent with that of the Target Index. As of August 31, 2025, the dollar-weighted average maturity of the Target Index was 7.4 years.
ETF Prospectus [Member] | Vanguard Total Corporate Bond ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund employs an indexing investment approach designed to track the performance of the Bloomberg U.S. Corporate Bond Index (the “Target Index”), which measures the investment-grade, fixed-rate, taxable corporate bond market. The Target Index includes U.S. dollar-denominated securities that are publicly issued by U.S. and non-U.S. industrial, utility, and financial companies. Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in the bonds that make up the Target Index.The Fund invests by sampling the Target Index, meaning that it holds a range of securities that, in the aggregate, approximates the full Target Index in terms of key risk factors and other characteristics. The Fund maintains a dollar-weighted average maturity consistent with that of the Target Index. As of August 31, 2025, the dollar-weighted average maturity of the Target Index was 10.3 years.
ETF Prospectus [Member] | Vanguard Russell 1000 Index Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund employs an indexing investment approach designed to track the performance of the Russell 1000® Index (the “Target Index”). The Target Index is designed to measure the performance of large-capitalization stocks in the United States. Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in the stocks that make up the Target Index. The Fund attempts to replicate the Target Index by investing all, or substantially all, of its assets in the stocks that make up the Target Index, holding each stock in approximately the same proportion as its weighting in the Target Index.The Fund may become nondiversified, as defined under the Investment Company Act of 1940, solely as a result of tracking an index. This could occur due to events such as an index rebalance or market movement. A nondiversified fund may invest a greater percentage of its assets in the securities of particular issuers as compared with diversified funds. In addition, the Fund could become concentrated in an industry or group of industries if the Target Index becomes concentrated due to market conditions or the performance of a single or related group of issuers.
ETF Prospectus [Member] | Vanguard Russell 1000 Value Index Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund employs an indexing investment approach designed to track the performance of the Russell 1000® Value Index (the “Target Index”). The Target Index is designed to measure the performance of large-capitalization value stocks in the United States. Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in the stocks that make up the Target Index. The Fund attempts to replicate the Target Index by investing all, or substantially all, of its assets in the stocks that make up the Target Index, holding each stock in approximately the same proportion as its weighting in the Target Index.
ETF Prospectus [Member] | Vanguard Russell 1000 Growth Index Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund employs an indexing investment approach designed to track the performance of the Russell 1000® Growth Index (the “Target Index”). The Target Index is designed to measure the performance of large-capitalization growth stocks in the United States. Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in the stocks that make up the Target Index. The Fund attempts to replicate the Target Index by investing all, or substantially all, of its assets in the stocks that make up the Target Index, holding each stock in approximately the same proportion as its weighting in the Target Index.The Fund may become nondiversified, as defined under the Investment Company Act of 1940, solely as a result of tracking an index. This could occur due to events such as an index rebalance or market movement. A nondiversified fund may invest a greater percentage of its assets in the securities of particular issuers as compared with diversified funds. In addition, the Fund could become concentrated in an industry or group of industries if the Target Index becomes concentrated due to market conditions or the performance of a single or related group of issuers.
ETF Prospectus [Member] | Vanguard Russell 2000 Index Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund employs an indexing investment approach designed to track the performance of the Russell 2000® Index (the “Target Index”). The Target Index is designed to measure the performance of small-capitalization stocks in the United States. Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in the stocks that make up the Target Index. The Fund attempts to replicate the Target Index by investing all, or substantially all, of its assets in the stocks that make up the Target Index, holding each stock in approximately the same proportion as its weighting in the Target Index.
ETF Prospectus [Member] | Vanguard Russell 2000 Value Index Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund employs an indexing investment approach designed to track the performance of the Russell 2000® Value Index (the “Target Index”). The Target Index is designed to measure the performance of small-capitalization value stocks in the United States. Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in the stocks that make up the Target Index. The Fund attempts to replicate the Target Index by investing all, or substantially all, of its assets in the stocks that make up the Target Index, holding each stock in approximately the same proportion as its weighting in the Target Index.
ETF Prospectus [Member] | Vanguard Russell 2000 Growth Index Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund employs an indexing investment approach designed to track the performance of the Russell 2000® Growth Index (the “Target Index”). The Target Index is designed to measure the performance of small-capitalization growth stocks in the United States. Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in the stocks that make up the Target Index. The Fund attempts to replicate the Target Index by investing all, or substantially all, of its assets in the stocks that make up the Target Index, holding each stock in approximately the same proportion as its weighting in the Target Index.
ETF Prospectus [Member] | Vanguard Russell 3000 Index Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund employs an indexing investment approach designed to track the performance of the Russell 3000® Index (the “Target Index”). The Target Index represents approximately 98% of the U.S. equity market and comprises the 3,000 largest companies in the United States. Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in the stocks that make up the Target Index. The Fund attempts to replicate the Target Index by investing all, or substantially all, of its assets in the stocks that make up the Target Index, holding each stock in approximately the same proportion as its weighting in the Target Index.The Fund may become nondiversified, as defined under the Investment Company Act of 1940, solely as a result of tracking an index. This could occur due to events such as an index rebalance or market movement. A nondiversified fund may invest a greater percentage of its assets in the securities of particular issuers as compared with diversified funds. In addition, the Fund could become concentrated in an industry or group of industries if the Target Index becomes concentrated due to market conditions or the performance of a single or related group of issuers.
ETF Prospectus [Member] | Vanguard Total World Bond ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Under normal circumstances, the Fund indirectly invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in investment-grade U.S. bonds and investment-grade bonds denominated in currencies other than the U.S. dollar. The Fund is a fund of funds that seeks to track the performance of the Bloomberg Global Aggregate Float Adjusted Composite Index (the “Target Index”), a custom, USD-hedged index that seeks to track the market-capitalized weights of the global investment-grade bond market. The Target Index is comprised of the Bloomberg U.S. Aggregate Float Adjusted Index and the Bloomberg Global Aggregate ex-USD Float Adjusted RIC Capped Index (each, an “Underlying Index” and collectively, the “Underlying Indexes”).As a fund of funds, the Fund does not invest directly in the bonds that make up the Target Index. Rather, the Fund seeks to track the performance of the Target Index by investing all, or substantially all, of its assets in the ETF share classes of two Vanguard bond index funds (the “Underlying Funds”). Each Underlying Fund seeks to track the performance of one of the two Underlying Indexes, which together comprise the Target Index. The Underlying Funds’ bond holdings include a diversified mix of investment-grade U.S. and non-U.S. government, corporate, and securitized bonds across yield curves and credit risks of multiple countries.The Fund may become nondiversified, as defined under the Investment Company Act of 1940, solely as a result of tracking an index. This could occur due to events such as an index rebalance or market movement. A nondiversified fund may invest a greater percentage of its assets in the securities of particular issuers as compared with diversified funds.